INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
Schedule of intangible assets

				Computer
				Software,
			Mineral	production
			exploration	quota and
	Goodwill	Mining rights	rights	others	Total
Year ended December 31, 2022
Opening net carrying amount	3,509,515	7,315,211	984,286	1,524,976	13,333,988
Additions	—	134,806	19,356	43,190	197,352
Disposals	—	—	—	(1,774)	(1,774)
Disposal of subsidiaries	—	—	—	(8,572)	(8,572)
Impairment	(15,495)	(60,347)	—	—	(75,842)
Amortization	—	(444,764)	—	(58,157)	(502,921)
Transfer from property, plant and equipment (Note 7)	—	—	—	1,945	1,945
Currency translation differences	874	5,773	—	—	6,647
Closing net carrying amount	3,494,894	6,950,679	1,003,642	1,501,608	12,950,823

As of December 31, 2022
Cost	3,510,864	10,585,156	1,239,376	2,118,444	17,453,840
Accumulated amortization and impairment	(15,970)	(3,634,477)	(235,734)	(616,836)	(4,503,017)
Net carrying amount	3,494,894	6,950,679	1,003,642	1,501,608	12,950,823

				Computer
				Software,
			Mineral	production
			exploration	quota and
	Goodwill	Mining rights	rights	others	Total
Year ended December 31, 2021
Opening net carrying amount	3,509,857	7,638,216	1,276,295	1,565,165	13,989,533
Additions	—	98,352	13,452	8,612	120,416
Disposals	—	(3,639)	—	—	(3,639)
Impairment	—	(175,245)	(237,791)	(2,623)	(415,659)
Amortization	—	(351,748)	—	(55,539)	(407,287)
Transfer from property, plant and equipment (Note 7)	—	45,522	—	10,346	55,868
Currency translation differences	(342)	(1,692)	(2,225)	(985)	(5,244)
Reclassifications and internal transfers	—	65,445	(65,445)	—	—
Closing net carrying amount	3,509,515	7,315,211	984,286	1,524,976	13,333,988

As of December 31, 2021
Cost	3,509,515	10,435,028	1,220,020	2,098,631	17,263,194
Accumulated amortization and impairment	—	(3,119,817)	(235,734)	(573,655)	(3,929,206)
Net carrying amount	3,509,515	7,315,211	984,286	1,524,976	13,333,988

Schedule of amortization expenses of intangible assets recognized in profit or loss

	For the years ended December 31
	2022	2021	2020
Cost of sales	474,639	384,383	467,573
General and administrative expenses	28,282	22,904	25,839
	502,921	407,287	493,412

Schedule of summary of goodwill allocated to each segment

	December 31, 2022		December 31, 2021
	Alumina	Primary aluminum	Alumina	Primary aluminum
Qinghai Branch	—	217,267	—	217,267
Guangxi Branch	189,419	—	189,419	—
Lanzhou Aluminum Co., Ltd.	—	1,924,259	—	1,924,259
PT. Nusapati Prima (“PTNP”)	—	—	14,621	—
Shanxi Huaxing	1,163,949	—	1,163,949	—
	1,353,368	2,141,526	1,367,989	2,141,526